Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and financial risk management

24.	Financial instruments and financial risk management

Financial assets and liabilities as of December 31, 2021 and December 31, 2020 are presented below.

December 31, 2021	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents (note 6)	65,300	—
Trade and other receivables (note 7)	1,314	—
Restricted cash equivalents (note 10)	335	—
Payables and accrued liabilities (note 15)	—	1,530
Lease liability (note 17)	—	161
	66,949	1,691

December 31, 2020	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents (note 6)	24,271	—
Trade and other receivables (note 7)	1,681	—
Restricted cash equivalents (note 10)	338	—
Payables and accrued liabilities (note 15)	—	2,176
Lease liability (note 17)	—	184
	26,290	2,360

Fair value

IFRS 13, Fair Value Measurement (“IFRS 13”) establishes a hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The input levels discussed in IFRS 13 are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for an asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).

Level 3 – Inputs for an asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of the Company’s cash and cash equivalents, trade and other receivables, restricted cash equivalents, payables and accrued liabilities and provision for restructuring and other costs approximate their fair values due to their short-term maturities or to the prevailing interest rates of the related instruments, which are comparable to those of the market.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Financial risk factors

The following provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk and foreign exchange risk and how the Company manages those risks.

(a) Credit risk

Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company regularly monitors credit risk exposure and takes steps to mitigate the likelihood of this exposure resulting in losses. The Company’s exposure to credit risk currently relates to the financial assets at amortized cost in the table above. The Company holds its available cash in amounts that are readily convertible to known amounts of cash and deposits its cash balances with financial institutions that have an investment grade rating of at least “P-2” or the equivalent. This information is supplied by independent rating agencies where available and, if not available, the Company uses publicly available financial information to ensure that it invests its cash in creditworthy and reputable financial institutions. Once there are indicators that there is no reasonable expectation of recovery, such financial assets are written off but are still subject to enforcement activity.

As of December 31, 2021, trade accounts receivable for an amount of approximately $932 were with three counterparties of which $55 was past due and impaired and fully provided for (2020 - $1,245 with three counterparties and $55 past due and impaired and fully provided for).

Generally, the Company does not require collateral or other security from customers for trade accounts receivable; however, credit is extended following an evaluation of creditworthiness. In addition, the Company performs ongoing credit reviews of all of its customers and determines expected credit losses. On this basis, as of December 31, 2021, the Company has provided for all outstanding and unpaid amounts relating to its operations before its licensing of MacrilenTM.

The maximum exposure to credit risk approximates the amount recognized in the Company’s consolidated statement of financial position.

(b) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. As indicated in note 24, the Company manages this risk through the management of its capital structure. It also manages liquidity risk by continuously monitoring actual and projected cash flows.

A portion of the Company’s cash is held in AEZS Germany, which is the counter-party to various license and distribution agreements for the Company’s only approved product. In September 2019 and February, July and August of 2020 and February of 2021 the Company completed financings resulting in total funding (net of transaction costs) of $55,905 (note 19). Net cash proceeds were deposited in AEZS Canada accounts and such funds can be provided to its German subsidiary, if and when needed. During 2020, AEZS Germany signed agreements with NOVO and CH whereby AEZS Germany received cash payments of €5,000 ($6,109) in fiscal 2020 and €1,000 ($1,209) in January 2021, respectively (note 5), and expects to use this cash to fund its operations directly.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Board of Directors reviews and approves the Company’s operating and capital budgets, as well as any material transactions occurring outside of the ordinary course of business. The Company has adopted an investment policy in respect of the safety and preservation of its capital to ensure the Company’s liquidity needs are met. The instruments are selected with regard to the expected timing of expenditures and prevailing interest rates.

All of the Company’s financial liabilities except lease liabilities are current liabilities with expected settlement dates within one year. The maturity analysis for lease liabilities is disclosed in note 17.

(c) Foreign exchange risk

Entities using the Euro as their functional currency

The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As of December 31, 2021, if the US dollar had increased or decreased by 10% against the Euro, with all other variables held constant, net loss for the year ended December 31, 2021 would have been lower or higher by approximately $300 (2020 - $110 and 2019 - $841).